PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2023		$32,646	$15,224	$11,022	$197	$59,089
Additions, net(2)(3)		4	187	349	—	540
Transfer from construction work-in-progress		139	708	2,869	—	3,716
Acquisitions through business combinations	3	—	2,892	2,052	815	5,759
Disposals		(174)	(1,008)	(267)	(39)	(1,488)
Transfer to assets held for sale		—	(178)	(327)	(9)	(514)
Items recognized through OCI:
Change in fair value		3,121	1,323	1,059	102	5,605
Foreign exchange	11	(2,164)	(472)	(538)	(22)	(3,196)
Items recognized through net income:
Change in fair value		(47)	(9)	(496)	(31)	(583)
Depreciation	9	(626)	(835)	(532)	(17)	(2,010)
As at December 31, 2024		32,899	17,832	15,191	996	66,918
Additions(2)		15	503	852	130	1,500
Transfer from construction work-in-progress		153	858	3,892	1,372	6,275
Acquisitions through business combinations	3	—	—	40	—	40
Disposals(4)	4	—	(3,539)	(4,300)	(23)	(7,862)
Transfer to assets held for sale	5	(125)	(1,541)	(3,673)	(15)	(5,354)
Items recognized through OCI:
Change in fair value		1,007	826	50	279	2,162
Foreign exchange	11	2,492	622	545	99	3,758
Items recognized through net income:
Change in fair value		(9)	(154)	(618)	(14)	(795)
Depreciation	9	(650)	(883)	(762)	(130)	(2,425)
As at December 31, 2025		$35,782	$14,524	$11,217	$2,694	$64,217
Construction work-in-progress
As at December 31, 2023		$300	$1,617	$2,987	$12	$4,916
Additions(2)		155	675	2,685	54	3,569
Transfer to property, plant and equipment		(139)	(708)	(2,869)	—	(3,716)
Acquisitions through business combinations		—	374	544	762	1,680
Disposals		(1)	—	(90)	(3)	(94)
Items recognized through OCI:
Change in fair value		—	237	193	68	498
Foreign exchange	11	(16)	(59)	(77)	(6)	(158)
Items recognized through net income:
Change in fair value		—	(29)	(109)	—	(138)
As at December 31, 2024		299	2,107	3,264	887	6,557
Additions(2)		184	1,357	3,991	627	6,159
Transfer to property, plant and equipment		(153)	(858)	(3,892)	(1,372)	(6,275)
Acquisitions through business combinations	3	—	—	487	—	487
Disposals	4	—	(175)	(1,090)	—	(1,265)
Transfer to assets held for sale	5	—	(109)	(119)	—	(228)
Items recognized through OCI:
Change in fair value		—	88	406	132	626
Foreign exchange	11	12	50	91	62	215
Items recognized through net income:
Change in fair value		(1)	(11)	(23)	(2)	(37)
As at December 31, 2025		$341	$2,449	$3,115	$334	$6,239
Total property, plant and equipment, at fair value
As at December 31, 2024(4)(5)		$33,198	$19,939	$18,455	$1,883	$73,475
As at December 31, 2025(4)(5)		$36,123	$16,973	$14,332	$3,028	$70,456
(1)Includes battery storage (2024: biomass, cogeneration, and battery storage).
(2)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(3)Includes fair value changes to decommissioning assets of $98 million.
(4)Includes right-of-use assets not subject to revaluation of $42 million (2024: $49 million) in hydroelectric, $297 million (2024: $427 million) in wind, $531 million (2024: $637 million) in solar and nil (2024: $3 million) in other.
(5)Includes land not subject to revaluation of $208 million (2024: $204 million) in hydroelectric, $47 million (2024: $61 million) in wind, $149 million (2024: $167 million) in solar, and $6 million (2024: $2 million) in other.
During the year ended December 31, 2025, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Economic Interest
China	Distributed energy & storage	540 MW	$269 million	25%
U.S.	Distributed energy & storage	147 MW	$136 million	25%
Europe	Distributed energy & storage	200 MW	$136 million	20%
China	Wind & Utility-scale solar	330 MW	$68 million	20%
U.S.	Utility-scale solar	300 MW	$66 million	20%
U.S.	Distributed energy & storage	86 MW	$50 million	20%
U.S.	Utility-scale solar & storage	725 MW	$47 million	58%
South Korea	Utility-scale solar & Distributed generation	41 MW	$42 million	28%
U.S.	Utility-scale solar	177 MW	$23 million	20%
South Korea	Utility-scale solar	39 MW	$23 million	28%
U.K.	Wind	28 MW	$21 million	26%
China	Wind	90 MW	$19 million	20%
The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(g) – and 1(r)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(s)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	Discount Rate(1)
	Contracted	Uncontracted	Terminal capitalization rate(2)	Terminal year(3)
2025
North America	5.0% - 5.7%	6.2% - 7.0%	4.3% - 4.7%	2048
Colombia	8.4%	9.6%	7.1%	2045
Brazil	9.5%	10.8%	N/A	2052
Europe	5.0% - 7.2%	5.0% - 7.2%	N/A	2052
Australia	7.3%	7.3%	N/A	2056

2024
North America	5.1% - 5.8%	6.3% - 7.2%	4.3% - 5.1%	2048
Colombia	8.5%	9.8%	7.3%	2044
Brazil	9.6%	10.9%	N/A	2052
Europe	4.9% - 6.6%	4.9% - 6.6%	N/A	2047
Australia	N/A	N/A	N/A	N/A
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)Terminal year refers to the weighted-average valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2025
(MILLIONS)	North America	Colombia	Brazil	Europe	Australia	Total
25 bps increase in discount rates	$(1,430)	$(630)	$(100)	$(90)	$(120)	$(2,370)
25 bps decrease in discount rates	1,580	520	100	100	130	2,430
5% increase in future long-term energy prices	1,140	720	130	110	150	2,250
5% decrease in future long-term energy prices	(1,140)	(720)	(130)	(110)	(150)	(2,250)
25 bps increase in terminal capitalization rate	(400)	(150)	—	—	—	(550)
25 bps decrease in terminal capitalization rate	450	170	—	—	—	620

	2024
(MILLIONS)	North America	Colombia	Brazil	Europe	Australia	Total
25 bps increase in discount rates	$(1,630)	$(400)	$(90)	$(40)	N/A	$(2,160)
25 bps decrease in discount rates	1,780	550	90	40	N/A	2,460
5% increase in future long-term energy prices	1,520	560	100	20	N/A	2,200
5% decrease in future long-term energy prices	(1,520)	(560)	(100)	(20)	N/A	(2,200)
25 bps increase in terminal capitalization rate	(450)	(120)	—	—	N/A	(570)
25 bps decrease in terminal capitalization rate	510	130	—	—	N/A	640
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2025, including a one-time 30-year renewal for applicable hydroelectric assets, is 30 years (2024: 30 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2025:

	North America(1)	Colombia	Brazil	Europe(1)	Australia(1)
1 - 5 years	83%	61%	88%	74%	74%
6 - 10 years	62%	25%	68%	55%	33%
Thereafter	42%	3%	32%	21%	6%

2024
1 - 5 years	81%	66%	86%	98%	N/A
6 - 10 years	61%	32%	71%	93%	N/A
Thereafter	33%	4%	36%	45%	N/A
(1)Excludes battery storage.
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)(2)	North America	Colombia		Brazil		Europe	Australia
1 - 10 years	$65	COP	308,000	R$	334	€66	A$	68
11 - 20 years	78		394,000	403		83	73

2024
1 - 10 years	$63	COP	310,000	R$	310	€91	N/A
11 - 20 years	67		398,000	393		93	N/A
(1)Assumes nominal prices based on weighted-average generation.
(2)Excludes nominal prices related to battery storage in Australia based on $120-$132 kW/year.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)(2)	North America	Colombia		Brazil		Europe	Australia
1 - 10 years	$79	COP	555,000	R$	371	€56	A$	91
11 - 20 years	93		763,000	467		68	129

2024
1 - 10 years	$86	COP	494,000	R$	309	€94	N/A
11 - 20 years	96		684,000	430		86	N/A
(1)Assumes nominal prices based on weighted-average generation.
(2)Excludes nominal prices related to battery storage based on $137-$154 kW/year, $99-$104 kW/year, $158-$208 kW/year in North America, Europe, and Australia, respectively.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2029 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $94 million (2024: $131 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2025	2024
Hydroelectric	$10,028	$9,413
Wind	12,797	16,168
Solar	12,601	16,099
Other(1)	2,463	1,687
	$37,889	$43,367
(1)Includes battery storage (2024: biomass, cogeneration, and battery storage).